Mortgage Banking Activities, Analysis of Changes in Amortized MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in amortized MSRs
Amortization	$ (263)	$ (269)	$ (258)
Amortized [Member]
Changes in amortized MSRs
Balance, beginning of year	1,406	1,308	1,242
Purchases	115	97	144
Servicing from securitizations or asset transfers	166	270	180
Amortization	(263)	(269)	(258)
Balance, end of year	1,424	1,406	1,308
Fair value of amortized MSRs:
Beginning of year	1,956	1,680	1,637
End of year	2,025	1,956	1,680
Commercial mortgage servicing [Member] | Amortized [Member]
Mortgage Banking Activities Textual [Abstract]
Valuation allowance	$ 0	$ 0	$ 0